VANECK DIGITAL TRANSFORMATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.9%
Australia : 6.3%
IREN Ltd. (USD) * † 473,347 $ 21,646,158
Underline
Canada : 5.0%
Hut 8 Corp. (USD) * † 146,891 16,957,832
Underline
Cayman Islands : 3.2%
Bullish (USD) * † 460,583 10,791,460
Underline
China : 2.7%
OSL Group Ltd. (HKD) * † 6,136,500 9,044,560
Underline
Japan : 2.9%
Metaplanet, Inc. * † 7,844,300 9,797,689
Underline
Singapore : 4.5%
Bitdeer Technologies Group
(USD) * † 973,736 15,453,190
Underline
United States : 75.3%
Applied Digital Corp. * 487,494 18,183,526
BitMine Immersion
Technologies, Inc. 1,336,507 17,788,908
Block, Inc. * 418,291 31,790,116
Cipher Digital, Inc. * † 738,508 18,093,446
Circle Internet Group, Inc. * 286,900 17,968,547
Cleanspark, Inc. * † 1,041,840 15,158,772
Number
of Shares Value
United States (continued)
Coinbase Global, Inc. * 181,016 $ 26,462,729
Core Scientific, Inc. * 604,265 15,463,141
Figure Technology Solutions,
Inc. * 558,501 17,151,566
Galaxy Digital, Inc. * † 514,876 14,076,710
MARA Holdings, Inc. * † 1,230,070 17,085,672
Riot Platforms, Inc. * † 716,292 19,612,075
Strategy, Inc. * † 135,914 11,815,004
Terawulf, Inc. * 669,408 16,534,378
257,184,590
Total Common Stocks
(Cost: $391,187,012) 340,875,479
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.9%
Money Market Fund: 1.9%
(Cost: $6,591,632)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.65%(a) 6,591,632 6,591,632
Total Investments: 101.8%
(Cost: $397,778,644) 347,467,111
Liabilities in excess of other assets: (1.8)% (6,184,316)
NET ASSETS: 100.0% $ 341,282,795
Definitions:
HKD Hong Kong Dollar
USD United States Dollar
(a) The rate shown is the 7-day yield as of 06/30/26.
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $85,110,672.
The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 340,875,479
Australia $ 21,646,158 $ — $ — $ 21,646,158
Canada 16,957,832 — — 16,957,832
Cayman Islands 10,791,460 — — 10,791,460
China — 9,044,560 — 9,044,560
Japan — 9,797,689 — 9,797,689
Singapore 15,453,190 — — 15,453,190
United States 257,184,590 — — 257,184,590
Money Market Fund 6,591,632 — — 6,591,632
Total Investments $ 328,624,862 $ 18,842,249 $ — $ 347,467,111